Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	$ 95,541	$ 113,488
Derivative liabilities	91,439	109,927
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	95,541	113,488
Derivative liabilities	91,439	109,927
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI	46	32
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	429	602
Derivative liabilities	$ 1,390	$ 1,429